BUSINESS COMBINATION	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Principles Of Consolidation [Text Block]
NOTE L – BUSINESS COMBINATION

On December 31, 2012 (the “Acquisition Date”), the Company acquired 100% of CKF Bancorp, the savings and loan holding company for Central Kentucky FSB in exchange for cash and common shares of the Company’s stock. Under the terms of the acquisition CKF Bancorp shareholders received approximately 811,275 shares of Company common stock and an aggregate of $5.1 million in cash. The fair value of the common shares issued as part of the consideration paid for CKF Bancorp was determined based on the closing price of the Company’s common shares on the acquisition date. CKF Bancorp maintained its main headquarters in Danville, Kentucky, as well as two branches – one in Danville and the other in Lancaster, Kentucky. CKF Bancorp was merged into the Company and Central Kentucky FSB was merged into First Federal Savings Bank of Frankfort. With the acquisition the Company has expanded its customer base in the central Kentucky area with an institution that shares its community banking orientation and thrift heritage and that enjoys a favorable reputation within its local community. Bank results of operations were included in the Company’s results beginning January 1, 2013. Acquisition-related costs of $281,000 and $118,000 are included in the Company’s consolidated statement of income for the years ended June 30, 2013 and 2012, respectively. The Company has determined that the acquisition constitutes a business acquisition as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. Accordingly, the assets acquired and liabilities assumed are presented at their estimated fair values as required by the accounting guidance. Fair values were determined based on the requirements of ASC Topic 820, Fair Value Measurements.

The Company paid approximately $11.1 million ($5.1 million in cash and $6.0 million in stock) for CKF Bancorp. A summary of the net assets acquired as of December 31, 2012, follows:

(in thousands)	December 31, 2012

Consideration
Kentucky First Federal Bancorp common stock:
811,275 shares at $7.45/share closing price 12/31/12	$6,044
Cash	5,070
Fair Value of Total Consideration Transferred	$11,114

Recognized amounts of identifiable assets acquired and liabilities assumed
Assets acquired:
Cash and due from banks	$895
Interest-bearing demand deposits	7,524
Securities available for sale	8
Securities, held-to-maturity	10,778
Loans	94,086
Real estate owned, net	1,642
Premises and equipment, net	2,119
Federal Home Loan Bank stock, at cost	2,091
Accrued interest receivable	435
Prepaid FDIC assessments	212
Accrued federal income taxes	35
Deferred federal income taxes	785
Prepaid expenses and other assets	142
Total assets acquired	$120,752

Liabilities assumed
Deposits	$101,477
FHLB Advances	7,139
Advances by borrowers for taxes and insurance	30
Accrued interest payable	18
Other liabilities	16
Total liabilities assumed	108,680

Total identifiable net assets	$12,072
Bargain purchase gain	$958

The fair value of net assets includes fair value adjustments to certain receivables that were not considered impaired as of the acquisition date. The fair value adjustments were determined using discounted contractual flows. However, the Company believes that all contractual cash flows related to these financial instruments will be collected. As such, these receivables were not considered impaired at the acquisition date and were not subject to the guidance relating to purchased loans which have shown evidence of credit deterioration since origination. Receivables acquired that were not subject to these requirements include non-impaired loans and customer receivables with a fair value and gross contractual amounts receivable of $87.6 million and $89.0 million, respectively, on the date of acquisition.

The following table presents pro forma information as if the acquisition had occurred at July 1, 2012. The pro forma information includes adjustments for interest income on loans and securities acquired, amortization of intangibles arising from the transaction, depreciation expense on property acquired, interest expense on deposits acquired, and the related income tax effects. The pro forma financial information is not necessarily indicative of the results of operations that would have occurred had the transactions been effected on the assumed date.

(in thousands except per share data)	2013	2012

Net interest income	$12,298	$12,386

Net income	$2,438	$1,112

Basic earnings per share	$0.31	$0.13

Diluted earnings per share	$0.31	$0.13